 As filed via EDGAR with the Securities and Exchange Commission on May 10, 1999

                                                              File No. 333-62051
                                                                ICA No. 811-8979

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            _______________________


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        PRE-EFFECTIVE AMENDMENT NO. 1 [X]

                       POST-EFFECTIVE AMENDMENT NO. __ [ ]
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]

                                 AMENDMENT NO. 1

                            _______________________

                      THE VICTORY VARIABLE INSURANCE FUNDS
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 362-5365

                            Ellen F. Stoutamire, Esq.
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                              --------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Carl Frischling, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022

         Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective.

         Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                              CROSS-REFERENCE SHEET

                  (Pursuant to Rule 404 showing location in the Prospectus of the responses to the Items in Part A and location in the Statement of Additional Information of the responses to the Items in Part B of Form N-1A.)

                      THE VICTORY VARIABLE INSURANCE FUNDS

    Form N-1A,
      Part A
    Item Number      Prospectus Caption
    -----------      ------------------

       1(a)          Front Cover Page

        (b)          Back Cover Page

       2(a)          Risk/Return Summary - Investment Objective

        (b)          Risk/Return Summary - Principal Investment Strategies

        (c)          Risk/Return Summary - Principal Risks; Q&A --
                     Important Considerations

         3           Not applicable

       4(a)          Risk/Return Summary - Investment Objective

        (b)          Risk/Return Summary - Principal Investment Strategies;
                     Definitions

        (c)          Risk Factors

         5           Not applicable

       6(a)          Organization and Management of the Funds - Investment Adviser;
                     Portfolio Management

        (b)          Not Applicable

       7(a)          Share Price

        (b)          Investing in the Victory Variable Insurance Funds - Purchases

        (c)          Investing in the Victory Variable Insurance Funds - Redemptions

        (d)          Dividends, Distributions and Taxes

        (e)          Important Information about Taxes

        (f)          Not applicable

       8(a)          Not applicable

        (b)          Not applicable

        (c)          Investing in the Victory Variable Insurance Funds

         9           Not applicable



                      THE VICTORY VARIABLE INSURANCE FUNDS

    Form N-1A,
      Part B
    Item Number      Statement of Additional Information Caption
    -----------      -------------------------------------------

         10(a)       Front Cover Page

           (b)       Table of Contents

         11(a)       Additional Information - Description of Shares

           (b)       Not Applicable

         12(a)       Statement of Additional Information

           (b)       Instruments in which the Funds can Invest

           (c)       Investment Policies and Limitations

           (d)       Temporary Defensive Measures - Short-Term Obligations

           (e)       Not applicable

         13(a)       Trustees and Officers - Board of Trustees

           (b)       Trustees and Officers - Board of Trustees; Officers

           (c)       Trustees and Officers - Board of Trustees

           (d)       Trustees and Officers - Board of Trustees

           (e)       Not applicable

         14(a)       Miscellaneous

           (b)       Not applicable

           (c)       Trustees and Officers - Officers

         15(a)       Advisory and Other Contracts - Investment Adviser

           (b)       Advisory and Other Contracts - Distributor

           (c)       Advisory and Other Contracts - Investment Adviser

           (d)       Transfer Agent; Contract Owner Administrative Services Agreement;
                     Distribution and Service Plan, Fund Accountant; Legal Counsel

           (e)       Not applicable

           (f)       Not applicable

           (g)       Not applicable

           (h)       Administrator; Transfer Agent; Custodian; Independent Accountant;
                     Legal Counsel

         16(a)       Portfolio Transactions

           (b)       Not applicable

           (c)       Portfolio Transactions

           (d)       Not applicable

           (e)       Not applicable

         17(a)       Additional Information - Description of Shares

           (b)       Not applicable

         18(a)       Additional Purchase and Redemption Information;
                     Purchasing and Redeeming Shares

           (b)       Not applicable

           (c)       Valuation of Portfolio Securities for the Investment Quality Bond Fund;
                     Valuation of Portfolio
                     Securities for the Equity Funds

           (d)       Additional Purchase and Redemption Information

         19(a)       Taxes

           (b)       Taxes

         20(a)       Advisory and Other Contracts - Distributor

           (b)       Not applicable

           (c)       Not applicable

         21(a)       Not applicable

           (b)       Performance

         22(a)       Not applicable

           (b)       Not applicable

           (c)       Not applicable


Part C
------

                  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                           PRE-EFFECTIVE AMENDMENT #1

 The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the
    Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.





                                    LOGO (R)




                                   PROSPECTUS







                      THE VICTORY VARIABLE INSURANCE FUNDS

                         - INVESTMENT QUALITY BOND FUND

                            - DIVERSIFIED STOCK FUND

                        - SMALL COMPANY OPPORTUNITY FUND




                                 CLASS A SHARES






              AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE
              COMMISSION HAS NOT APPROVED ANY FUND'S SECURITIES OR
          DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
             ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                 May ____, 1999

                                TABLE OF CONTENTS

                    RISK/RETURN SUMMARY FOR EACH OF THE FUNDS
                An analysis which includes investment objective,
                    principal strategies, and principal risks

                          Investment Quality Bond Fund

                             Diversified Stock Fund

                         Small Company Opportunity Fund


                         Q&A -- IMPORTANT CONSIDERATIONS


                                  RISK FACTORS


                                   SHARE PRICE


                       DIVIDENDS, DISTRIBUTIONS, AND TAXES


                INVESTING IN THE VICTORY VARIABLE INSURANCE FUNDS

                                    Purchases

                                   Redemptions

                    ORGANIZATION AND MANAGEMENT OF THE FUNDS


                    OTHER SECURITIES AND INVESTMENT PRACTICES

                                -----------------

                             KEY TO FUND INFORMATION

[ICON 1]
OBJECTIVE AND STRATEGY:    The goals and the strategies that a Fund plans to use
                           in pursuing its investment objective.
[ICON 2]
RISK FACTORS               The risks associated with a Fund's investment
                           strategies.

[ICON 3]
EXPENSES                   Each Fund's ongoing expenses.

SHARES OF THE FUND ARE:
    - NOT INSURED BY THE FDIC; [FDIC ICON]
    - NOT DEPOSITS OR OTHER OBLIGATIONS OF KEYBANK OR ANY OF ITS AFFILIATES; [BANK ICON]
    - SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE AMOUNT
      INVESTED.

                               RISK/RETURN SUMMARY

INVESTMENT QUALITY BOND FUND

[ICON 1]
INVESTMENT OBJECTIVE: The Investment Quality Bond Fund seeks to provide a high level of income.

[ICON 1]
PRINCIPAL INVESTMENT STRATEGIES

The Investment Quality Bond Fund pursues its investment objective by investing primarily in investment-grade bonds issued by corporations and the U.S. Government and its agencies or instrumentalities.

"Investment grade" obligations in which the Investment Quality Bond Fund may invest are those rated within the top four rating categories by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor's (S&P), Fitch, or Moody's. NRSROs assign credit ratings to securities based on the issuer's ability to make principal and interest payments.


Under normal conditions, the Investment Quality Bond Fund will invest at least 80% of its total assets in the following securities:

            - Investment grade corporate securities, asset-backed securities, convertible securities and exchangeable debt securities

            - Mortgage-related securities issued by governmental agencies and non-governmental entities

            - Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities

            -  Commercial paper


Important Characteristics of the Investment Quality Bond Fund's Investments:

            - QUALITY: All instruments will be rated, at the time of purchase, within the four highest rating categories by S&P, Fitch, Moody's, or another NRSRO, or, if unrated, be of comparable quality. For more information on ratings, see the Appendix to the Statement of Additional Information (SAI).

            - MATURITY: The dollar-weighted effective average maturity of the Investment Quality Bond Fund will range from 5 to 15 years. Individual assets held by the Fund may vary from the average maturity of the Fund.

Under certain market conditions, the Fund's portfolio manager may go outside these boundaries.

Up to 20% of the Investment Quality Bond Fund's total assets may be invested in preferred and convertible preferred stocks, and separately traded interest and principal component parts of U.S. Treasury obligations. Up to 35% of the Fund's total assets may be invested in high quality, short-term debt.


The Investment Quality Bond Fund may invest in foreign securities and also may, but is not required to, use derivative instruments, including futures and options. Please see the definition of a derivative instrument in the "Other Securities and Investment Practices" section at the end of this Prospectus.

[ICON 2]
PRINCIPAL RISKS

The Investment Quality Bond Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's net asset value, yield and/or total return Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

            - The market value of securities acquired by the Investment Quality Bond Fund declines

            - A particular strategy does not produce the intended result or the portfolio manager does not execute the strategy effectively

            -  Interest rates rise

            -  An issuer's credit quality is downgraded

            - The Investment Quality Bond Fund must reinvest interest or sale proceeds at lower rates

            -  The rate of inflation increases

            - The average life of a mortgage-related security is shortened or lengthened

            - Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, and the risks that a foreign government may take over assets

            - Hedges created by using derivative instruments, including futures or options contracts, do not respond to economic or market conditions as expected

An investment in the Investment Quality Bond Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

                               RISK/RETURN SUMMARY

DIVERSIFIED STOCK FUND

[ICON 1]
INVESTMENT OBJECTIVE: The Diversified Stock Fund seeks to provide long-term growth of capital.

[ICON 1]
PRINCIPAL INVESTMENT STRATEGIES


The Diversified Stock Fund pursues its investment objective by investing primarily in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies.

Key Asset Management Inc. (KAM or the Adviser) seeks to invest in both growth and value securities. In making investment decisions, the Adviser may consider cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings, capitalization, relation to historical earnings, the value of the issuer's underlying assets, and expected future relative earnings growth. The Adviser will pursue investments that provide above average dividend yield or potential for appreciation.

Under normal market conditions, the Diversified Stock Fund:

- Will invest at least 80% of its total assets in equity securities of large, established companies and securities convertible or exchangeable into common stock, including:

            - Growth stocks, which are stocks of companies that the Adviser believes will regularly experience earnings growth; and

            - Value stocks, which are stocks that the Adviser believes are intrinsically worth more than their market value.

-  May invest up to 20% of its total assets in:

            -  Preferred stocks

            -  Investment-grade corporate debt securities

            -  Short-term debt obligations

            -  U.S. Government obligations

The Diversified Stock Fund may, but is not required to, use derivative instruments, including futures and options. Please see the definition of a derivative instrument in the "Other Securities and Investment Practices" section at the end of this Prospectus.

[ICON 2]
PRINCIPAL RISKS

The Diversified Stock Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's net asset value, yield and/or total return Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

       - The market value of securities acquired by the Diversified Stock Fund declines

                - Growth stocks decline in price because the companies' earnings growth does not meet expectations

                - Value stocks decline in price faster than growth stocks and other types of stocks

       - A particular strategy does not produce the intended result or the portfolio manager does not execute the strategy effectively

       -  A company's earnings do not increase as expected

       - Hedges created by using derivative instruments, including futures or options contracts, do not respond to economic or market conditions as expected.

An investment in the Diversified Stock Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

                               RISK/RETURN SUMMARY


SMALL COMPANY OPPORTUNITY FUND

[ICON 1]
INVESTMENT OBJECTIVE: The Small Company Opportunity Fund seeks to provide capital appreciation.

[ICON 1]
PRINCIPAL INVESTMENT STRATEGIES

The Small Company Opportunity Fund invests primarily in common stocks of smaller companies that show the potential for high earnings growth in relation to their price-earnings ratio. Of the 5,000 companies with the largest market capitalizations, the Adviser considers those in the lower 80% to be "small companies." Currently, the upper end of market capitalizations of small companies is approximately $1.2 billion. The Adviser uses a computer model to assist in selecting securities that appear favorably priced.

Under normal market conditions, the Small Company Opportunity Fund:

            - Will invest at least 80% of its total assets in equity securities of small companies. These equity investments include:

               -  Common stock

               -  Convertible preferred stock

               -  Debt convertible or exchangeable into equity securities

            -  May invest up to 20% of its total assets in:

               - Equity securities of larger companies (those with market capitalizations in the top 20% of the 5,000 largest U.S. companies)

               -  Investment-grade debt securities

               -  Preferred stocks

               -  Short-term debt obligations

               -  Repurchase agreements

[ICON 2]
PRINCIPAL RISKS

The Small Company Opportunity Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

            - The market value of securities acquired by the Small Company Opportunity Fund declines

               - Value stocks decline in price faster than growth stocks and other types of stocks

               - Smaller, less seasoned companies lose market share or profits to a greater extent than larger, established companies as a result of deteriorating economic conditions

            - A particular strategy does not produce the intended result or the portfolio manager does not execute the strategy effectively

            -  A company's earnings do not increase as expected

An investment in the Small Company Opportunity Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

By itself, the Small Company Opportunity Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

                         Q&A -- IMPORTANT CONSIDERATIONS

You cannot buy shares of the Victory Variable Insurance Funds directly, but only through variable annuity or variable life insurance contracts (contracts) that are offered by the segregated asset accounts (separate accounts) of certain life insurance companies (participating insurance companies).

The Victory Variable Insurance Funds offer Class A Shares. You are encouraged to read this Prospectus in conjunction with the accompanying separate account prospectus.

In choosing a Fund as an investment for your contract, please keep in mind the following considerations.

WHAT ARE THE GENERAL INVESTMENT CHARACTERISTICS OF EACH FUND?

            -  Diversified investment portfolio

            - Appropriate for achieving long-term goals, like saving for retirement

            -  Seeks potential growth over time

            -  Fluctuating net asset value (NAV) per share

WHAT ARE THE PARTICULAR INVESTMENT CHARACTERISTICS OF THE FUNDS?

            - INVESTMENT QUALITY BOND FUND: Seeks to generate a high level of income by investing in investment grade debt securities.

            - DIVERSIFIED STOCK FUND: Assumes more short-term risk for potentially higher long-term gains.

            - SMALL COMPANY OPPORTUNITY FUND: Assumes the added risks associated with small company stocks in return for the possibility of long-term rewards.

THE FUNDS MAY NOT BE AN APPROPRIATE SELECTION FOR CONTRACT OWNERS WHO:

            + are not willing to take any risk that they may lose money on their investment

            +      want absolute stability of their investment principal

            + want to invest in a particular sector or in particular industries, countries, or regions

****KEEP IN MIND THAT:

            +      NO FUND IS A COMPLETE INVESTMENT PROGRAM.

            + A FUND COULD LOSE MONEY, BUT IT ALSO HAS THE POTENTIAL TO MAKE MONEY.****

                                  RISK FACTORS


****It is important to keep in mind one basic principle of investing: in general, the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.****

This Prospectus describes the principal risks that are associated with the Funds' investment strategies. The "Other Securities and Investment Practices"
section in this Prospectus provides additional information on the securities mentioned in the Risk/Return Summary for each of the Funds. As with any mutual fund, there is no guarantee that a Fund will earn income or show a positive total return over time. A Fund's price, yield, and total return will fluctuate. The value of a Fund's shares may decline if the Fund's investments do not perform well.

****By matching your investment objective with a comfortable level of risk, you can create your own customized investment plan.****

This table summarizes the principal risks, described in the following pages, to which the Funds are subject.


---------------------------------------------------------------------------------------------------------------------------
                                         INVESTMENT QUALITY BOND                                  SMALL COMPANY OPPORTUNITY
                                                  FUND                DIVERSIFIED STOCK FUND                 FUND
---------------------------------------------------------------------------------------------------------------------------
Market risk and manager risk                        x                            x                            x

---------------------------------------------------------------------------------------------------------------------------
Debt security risks                                 x

---------------------------------------------------------------------------------------------------------------------------
Mortgage-related security risk                      x

---------------------------------------------------------------------------------------------------------------------------
Foreign issuer risk                                 x

---------------------------------------------------------------------------------------------------------------------------
Equity risk                                                                      x                            x

---------------------------------------------------------------------------------------------------------------------------
Futures and options risk                            x                            x

---------------------------------------------------------------------------------------------------------------------------




GENERAL RISKS:

- MARKET RISK is the risk that the market value of a security will fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for it or less than the security was worth at an earlier time. Market risk may affect a single security, an industry, a sector of the economy, or the entire market and is common to all investments.

- MANAGER RISK is the risk that a Fund's portfolio manager may use a strategy that does not produce the intended result. Manager risk also refers to the possibility that the portfolio manager may fail to execute a Fund's investment strategy effectively and, thus, fail to achieve its investment objective.

RISKS ASSOCIATED WITH DEBT SECURITIES:

- INTEREST RATE RISK. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a fixed-rate security typically goes down. When interest rates go down, the value of these securities typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.


- INFLATION RISK is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.

- REINVESTMENT RISK is the risk that when interest rates are declining, new assets must be invested at a lower interest rate. However, to some extent, gains from declining interest rates may compensate for lower reinvestment rates.

- CREDIT (OR DEFAULT) RISK is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Even in the case of high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities. Credit risk is measured by NRSROs such as S&P, Fitch, or Moody's.

RISKS ASSOCIATED WITH MORTGAGE-RELATED SECURITIES:

- PREPAYMENT RISK. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, the Investment Quality Bond Fund may have to reinvest the proceeds from prepayments at lower interest rates.

- EXTENSION RISK is the risk that anticipated prepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what the Adviser anticipated that it would be. The market value of securities with longer maturities tend to be more volatile.

RISKS ASSOCIATED WITH FOREIGN SECURITIES:

- FOREIGN ISSUER RISK. Compared to U.S. and Canadian companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices used by domestic issuers. In addition, foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts.

RISK ASSOCIATED WITH EQUITY SECURITIES:

- EQUITY RISK is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability or as a result of a general market decline. Unlike debt securities, which have preference to a company's earnings and cash flow in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company's assets.

RISK ASSOCIATED WITH FUTURES AND OPTIONS CONTRACTS:

- CORRELATION RISK. Futures and options contracts can be used in an effort to hedge against certain risks. Generally, an effective hedge generates an offset to gains or losses of other investments made by a Fund. Correlation risk is the risk that a hedge created using futures or options contracts (or any derivative, for that matter) does not, in fact, respond to economic or market conditions in the manner the portfolio manager expected. In such a case, the futures or options contract hedge may not generate gains sufficient to offset losses and may actually generate losses.

                                   SHARE PRICE


Each Fund's share price, called its "net asset value" (NAV), is calculated each business day at the close of the New York Stock Exchange, Inc. (the NYSE), which is normally at 4:00 p.m. Eastern Time. A separate account buys and redeems shares at the next share price calculated after your instructions are received and accepted by an authorized representative of your participating insurance company. A business day is a day on which the Federal Reserve Bank of Cleveland and the NYSE are open or any day in which enough trading has occurred in the securities held by a Fund to materially affect the NAV. A separate account may not be able to buy or redeem shares on certain holidays when the Federal Reserve Bank of Cleveland is closed, but the NYSE and other financial markets are open.

A Fund's NAV may change on days when separate accounts will not be able to buy or redeem the Fund's shares if a Fund has portfolio securities primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares.

The Funds value their investments based on market value. When market quotations are not readily available, the Funds value their investments based on fair value methods approved by the Funds' Board of Trustees. Each Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of its outstanding shares.


NAV =        Total Assets - Liabilities
             --------------------------
             Number of Shares Outstanding

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES

Each Fund expects to distribute substantially all of its ordinary income and capital gains each year. Ordinarily, each Fund declares and pays dividends from its net investment income quarterly. Capital gains distributions, if any, from the Funds will be made annually. In addition, a Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

All dividend and capital gains distributions made by each Fund will be automatically reinvested in additional shares of the Fund.

IMPORTANT INFORMATION ABOUT TAXES

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the Code), so that it will not be subject to federal income tax on its earnings and capital gains that are distributed to its shareholders. In addition, each Fund intends to comply with the diversification requirements of the Code and Treasury Regulations in order to maintain the tax-deferred status of the contracts.

Shares of a Fund must be purchased through the contracts. As a result, it is anticipated that any dividend or capital gains distribution from a Fund will be exempt from current taxation if left to accumulate within a contract.

Section 817(h) of the Code requires that investments of a separate account underlying a contract (or the investments of a regulated investment company, the shares of which are owned by the separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or life insurance contract for tax purposes. Each Fund intends to comply with Section 817(h) and the Treasury Regulations promulgated thereunder. If a separate account underlying a contract were not in compliance with these Treasury Regulations, the contract owner would be subject to tax on the earnings attributable to the contract.

This discussion of federal income tax consequences is based on tax laws and regulations in effect as of the date of this Prospectus, and may change as a result of legislative, administrative or judicial action. As this discussion is for general information only, you also should review the more detailed discussion of federal income tax considerations that is contained in the separate account prospectus and the SAI.

**** YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER REGARDING THE TAX CONSEQUENCES OF YOUR INVESTMENT IN THE SEPARATE ACCOUNT, INCLUDING THE APPLICATION OF STATE AND LOCAL TAXES WHICH MAY DIFFER FROM THE FEDERAL INCOME TAX CONSEQUENCES DESCRIBED ABOVE. ****

                INVESTING IN THE VICTORY VARIABLE INSURANCE FUNDS

The Victory Variable Insurance Funds are designed as an investment exclusively for contracts that are offered by the separate accounts of participating insurance companies. The participating insurance company will buy and redeem shares according to your instructions, as provided in the contract, and will redeem shares as needed to provide benefits under the contract.

Shares of the Victory Variable Insurance Funds may be offered in the future to other separate accounts established by other insurance companies. Although the Victory Variable Insurance Funds currently do not foresee any conflicts of interest between owners of variable annuity contracts and variable life insurance contracts, it is possible, due to differences in tax treatment or other considerations, that the interests of these two groups for which the Funds serve as investment vehicles may conflict. The Victory Variable Insurance Funds' Board of Trustees and each insurance company whose separate accounts invest in the Funds are required to monitor the Funds' operations to identify any material conflict between the interests of holders of annuities and life insurance contracts and to determine what action, if any, should be taken to resolve the conflict. In the event of a conflict, an insurance company might redeem its investment of one or more separate accounts in a Victory Variable Insurance Fund's shares. If this happens, the Fund may have to sell securities at unfavorable prices.

PURCHASES

Shares of the Funds may be purchased only through contracts offered through participating insurance companies. Please refer to the separate account prospectus for information on how the participating insurance company buys and redeems shares.

Insurance company separate accounts invest in a Fund based upon the current net asset value of such Fund. The Victory Variable Insurance Funds' Transfer Agent processes orders to buy or redeem shares of a Fund at the Fund's net asset value per share. The value of your contract's investment in a Fund also will be based upon premium payments, surrender and transfer requests, and any other transaction requests from contract and policy owners, annuitants, and beneficiaries. In order to calculate the value of your investment, you would have to determine the number of contract units you own along with the "accrued unit value" of your contract. Any orders to buy or redeem Fund shares that are based on actions by participating insurance companies or persons other than contract owners, annuitants, and beneficiaries will be executed at the Fund's net asset value per share next computed after the Distributor receives the order.

REDEMPTIONS

Shares of a Fund may be redeemed by instructing your participating insurance company to terminate your contract's investment in the Fund. Please refer to the instructions provided in the prospectus for the separate account. The separate account may redeem shares on any business day at the NAV that is calculated after the separate account places its order. The sale price of shares will be the Fund's net asset value per share next computed after the separate account receives your transaction request.

A Fund may suspend the right of redemption in the following circumstances:

-  During non-routine closings of the NYSE

- When the Securities and Exchange Commission (the SEC) determines that (a) trading on the NYSE is restricted or (b) an emergency prevents the sale or valuation of the Fund's securities

-  When the SEC orders a suspension to protect the Fund's shareholders.

Each Fund will pay redemptions by any one separate account during any 90-day period in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Each Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

                    ORGANIZATION AND MANAGEMENT OF THE FUNDS

ABOUT THE VICTORY VARIABLE INSURANCE FUNDS

Each Fund is a series of The Victory Variable Insurance Funds, a group of three distinct investment portfolios, organized as a Delaware business trust.

The Board of Trustees of The Victory Variable Insurance Funds has the overall responsibility for the management of the Funds.

FEES AND EXPENSES

The Funds incur annual operating expenses which include investment advisory, administrative, and distribution expenses. You also should review the fee tables in the separate account prospectus for your contract.

THE INVESTMENT ADVISER

Each Fund has an Advisory Agreement, which is one of its most important contracts. Key Asset Management Inc. (KAM), a New York corporation registered as an investment adviser with the SEC, is the Adviser to each Fund. KAM, a subsidiary of KeyCorp, oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. Affiliates of the Adviser manage approximately $75 billion for a limited number of individual and institutional clients. KAM also serves as the investment adviser of The Victory Portfolios, a registered investment company currently offering more than 30 money market, bond and equity mutual funds, with approximately $18 billion in total assets. KAM's address is 127 Public Square, Cleveland, Ohio 44114.

[ICON 3]
Each Fund will pay KAM a monthly advisory fee at an annual rate based on its average daily net assets as follows:

                Investment Quality Bond Fund         -        0.20%

                Diversified Stock Fund               -        0.30%

                Small Company Opportunity Fund       -        0.30%

CONTRACT OWNER ADMINISTRATIVE SERVICES AGREEMENT

The Victory Variable Insurance Funds have adopted a Contract Owner Administrative Services Agreement for Class A Shares of the Funds. A contract owner servicing agent performs a number of services for its customers who hold contracts offered by separate accounts that invest in the Funds, such as establishing and maintaining accounts and records, processing additional contract units attributable to Fund dividend payments, arranging for bank wires, assisting in transactions, and changing account information. For these services, Class A Shares of each Fund pay a fee at an annual rate of up to 0.20% of its average daily net assets serviced by the agent. The Funds may enter into these agreements with KeyCorp and its affiliates, and with other financial institutions that provide such services. Contract owner servicing agents may waive all or a portion of their fee.

DISTRIBUTION AND SERVICE PLAN

The Victory Variable Insurance Funds have adopted a plan consistent with Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of each Fund's Class A Shares (the Plan) to allow the Adviser and the Distributor to make certain payments that might be considered indirect payment by the Funds of distribution expenses otherwise prohibited by Rule 12b-1. Class A Shares of the Funds do not pay expenses under the Plan.

THE ADMINISTRATOR

The Funds pay BISYS Funds Service Ohio, Inc. (BISYS), the Funds' administrator, an annual fee of 0.05% of each Fund's average daily net assets to supervise all operations of the Funds other than those performed by the Adviser. Under a Sub-Administration Agreement, BISYS pays KAM a fee at an annual rate of up to 0.05% of each Fund's average daily net assets to perform some of the administrative duties for the Funds.

PORTFOLIO MANAGEMENT

Investment Quality Bond Fund. Richard T. Heine has been the Portfolio Manager of the Investment Quality Bond Fund since its inception. Mr. Heine is a Portfolio Manager and Director with KAM, has managed the Balanced Fund and the Investment Quality Bond Fund, two series of The Victory Portfolios, since 1993, and manages other investment accounts advised by KAM.

Diversified Stock Fund. Lawrence G. Babin has been the Portfolio Manager of the Diversified Stock Fund since its inception. Mr. Babin is a Chartered Financial Analyst and Portfolio Manager and Managing Director of KAM, has managed the Diversified Stock Fund, a series of The Victory Portfolios, since October 1989, and manages other investment accounts advised by KAM.

Small Company Opportunity Fund. William J. Leugers, Jr., Daniel R. Shick and Gary H. Miller have been the Co-Portfolio Managers of the Small Company Opportunity Fund since its inception, and together are primarily responsible for the day-to-day management of the Fund's portfolio. They are Portfolio Managers and Managing Directors of the Gradison Division of McDonald Investments Inc. (Gradison McDonald), an affiliate of KAM, and also have managed the Established Value Fund and Small Company Opportunity Fund, two series of The Victory Portfolios, and their predecessor funds, Mr. Leugers since 1984, Mr. Shick since 1993 and Mr. Miller since 1998. Mr. Miller served as a Portfolio Trader with Gradison McDonald from 1993 to 1998.

CODE OF ETHICS

The Fund and the Adviser have each adopted a Code of Ethics to which all investment personnel and all other access persons of the Funds must conform. Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Code of Ethics can result in penalties, suspension, or termination of employment.

BANKING LAWS

The Adviser is a subsidiary of a bank holding company. Banking laws, including the Glass-Steagall Act, currently prevent a bank holding company or its affiliates from sponsoring, organizing, or controlling a registered, open-end investment company. However, bank holding company subsidiaries may act as an investment adviser, transfer agent, custodian, or contract owner servicing agent. They also may pay third parties for performing these functions. Should these laws change in the future, the Trustees would consider selecting another qualified firm so that all services would continue.

YEAR 2000 ISSUES

Like other mutual funds, each of the Funds could be adversely affected if the computer systems used by its service providers, including contract owner servicing agents and participating insurance companies, are unable to recognize dates after 1999. This risk may become greater as it relates to investment in foreign countries. The Funds' service providers have been actively updating their systems to be able to process Year 2000 data. However, there can be no assurance that these steps will be adequate to avoid a temporary service disruption or any adverse impact on the Funds. In addition, an issuer's failure to process accurately Year 2000 data may cause that issuer's securities to decline in value or delay the payment of interest to a Fund.

****The Funds are supervised by the Board of Trustees who monitor the services provided to contract owners.****

                    OTHER SECURITIES AND INVESTMENT PRACTICES

The following table lists the types of securities some or all of the Funds may buy under normal market conditions. All Funds will not buy all of the securities listed below.

For cash management or for temporary defensive purposes in response to market conditions, each Fund may hold all of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective. For more information on ratings and detailed descriptions of each of the investments, see the SAI.

--------------------------------------------------------------------------------
  PREFERRED STOCK. A class of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets.
--------------------------------------------------------------------------------
  U.S. CORPORATE DEBT OBLIGATIONS. Debt instruments issued by U.S. public corporations. They may be secured or unsecured.
--------------------------------------------------------------------------------
  U.S. GOVERNMENT SECURITIES. Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency.
--------------------------------------------------------------------------------
  SHORT-TERM DEBT OBLIGATIONS. Includes bankers' acceptances, certificates of deposit, prime quality commercial paper, Eurodollar obligations, variable and floating rate notes, cash, and cash equivalents.
--------------------------------------------------------------------------------
  WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Securities that are bought for delivery at a later time. The market value may change before the delivery date and the value is included in the NAV of a Fund.
--------------------------------------------------------------------------------
 +RECEIPTS. Separately traded interest or principal components of U.S.
  Government securities.
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS. An agreement involving a Fund's purchase of a security and the seller's agreement to repurchase a security at a stated price plus interest. The seller's obligation is secured by the instrument. Subject to an exemptive order from the SEC, the Adviser may combine repurchase transactions among one or more Victory Funds into a single transaction.
--------------------------------------------------------------------------------
 +FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or a securities index. To reduce the effects of leverage, liquid assets equal to the contract commitment are set aside to cover the commitment. The Funds may invest in futures in an effort to hedge against market risk or as an asset substitution. The Funds do not intend to invest in these instruments for leverage purposes.
--------------------------------------------------------------------------------
 +OPTIONS. A Fund may write, or sell, covered call options on securities that it owns or on an index to hedge its position or to generate additional income. The Funds do not intend to invest in these instruments for leverage purposes.
--------------------------------------------------------------------------------
  SECURITIES LENDING. To generate additional income, a Fund may lend its portfolio securities. A Fund will receive collateral for the value of the security plus any interest due. A Fund only will enter into securities lending arrangements with entities that the Adviser has determined are creditworthy. Subject to an exemptive order from the SEC, Key Trust Company of Ohio, N.A., the Funds' custodian and lending agent, may earn a fee based on the amount of income earned on the investment of collateral.
--------------------------------------------------------------------------------
  CONVERTIBLE OR EXCHANGEABLE CORPORATE DEBT OBLIGATIONS. Debt instruments which may be exchanged or converted to other securities.
--------------------------------------------------------------------------------
  ZERO COUPON BONDS. These securities are bought at a discount from face value. The bond's face value is received at maturity, with no interest payments before then. These securities may be subject to greater risk of price fluctuation than securities that periodically pay interest.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  ASSET BACKED SECURITIES. Debt securities backed by loans or accounts receivable originated by banks, credit card companies, or other providers of credit. These securities may be enhanced by a bank letter of credit or by insurance coverage provided by a third party.
--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES. Instruments secured by a mortgage or pools of mortgages.
--------------------------------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS. Debt obligations that are secured by mortgage-backed certificates. Some are issued by U.S. government agencies and instrumentalities.
--------------------------------------------------------------------------------
  FOREIGN DEBT SECURITIES. Debt securities of foreign issuers including international bonds traded in the United States and abroad denominated in U.S. dollars.
--------------------------------------------------------------------------------
  YANKEE SECURITIES. Debt instruments issued by non-U.S. issuers and denominated in U.S. dollars.
--------------------------------------------------------------------------------
  DOLLAR WEIGHTED EFFECTIVE AVERAGE MATURITY. This is one measure of the sensitivity of a debt security's value to changes in interest rates. Longer term debt securities are usually more volatile than shorter term debt securities because their prices are generally more sensitive to interest rate changes. Therefore, the NAV of a fund with a longer dollar weighted effective average maturity may fluctuate more.
--------------------------------------------------------------------------------
  + VARIABLE & FLOATING RATE SECURITIES. The interest rate offered by a variable rate security adjusts (resets) on particular dates (such as the last day of a month or calendar quarter). The interest rate offered by a floating rate security adjusts whenever a specified interest rate (such as a bank's prime lending rate) changes. Upon adjustment, the market value of a variable or floating rate security can reasonably be expected to equal its amortized cost. Some of these securities may be illiquid.
--------------------------------------------------------------------------------
  U.S. EQUITY SECURITIES. Can include common stock and securities convertible into stock of U.S. corporations.
--------------------------------------------------------------------------------
  EQUITY SECURITIES OF FOREIGN COMPANIES TRADED ON U.S. EXCHANGES. Can include common stock, preferred stock, and securities convertible into stock. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts
  (GDRs).
--------------------------------------------------------------------------------

+ DERIVATIVE INSTRUMENTS: Indicates a "derivative instrument," whose value is linked to, or derived from another security, instrument, or index. Each Fund may, but is not required to, use derivative instruments for any of the following reasons:

-  To hedge against adverse changes in the market value of securities

-  As a temporary substitute for purchasing or selling securities

- In limited situations, to attempt to profit from anticipated market developments

-  STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more details describing the Funds and its policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.

-  ANNUAL AND SEMI-ANNUAL REPORTS

Describes each Fund's performance, lists portfolio holdings, and discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

-  HOW TO OBTAIN INFORMATION

BY TELEPHONE: Call your participating insurance company or Victory Funds at 800-539-FUND (800-539-3863).

You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the SEC's Public Reference Room.)

By mail: You may write to your participating insurance company or you may write the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-6009 and pay the costs of duplication.

ON THE INTERNET: Text only versions of Fund documents can be viewed on-line or downloaded from the SEC at HTTP://WWW.SEC.GOV.

If you would like to receive copies of the annual and semi-annual reports (when they become available) and/or the SAI at no charge, please call the Funds at 800-539-FUND.

The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.






                    Investment Company Act File No. 811-8979




                               VF-VVIA-PRO (5/99)

  The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.
    This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                       STATEMENT OF ADDITIONAL INFORMATION


                      THE VICTORY VARIABLE INSURANCE FUNDS


                          Investment Quality Bond Fund
                             Diversified Stock Fund
                         Small Company Opportunity Fund

                                  May ___, 1999


This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Class A Share prospectus of The Victory Variable Insurance Funds (the "Prospectus"), which is dated May ___, 1999 as amended or supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Variable Insurance Funds at P.O Box 8527, Boston, MA 02266-8527, or by calling toll free 800-539-FUND or 800-539-3863.


INVESTMENT ADVISER AND SUB-ADMINISTRATOR
Key Asset Management Inc.

ADMINISTRATOR
BISYS Fund Services Ohio, Inc.

DISTRIBUTOR
BISYS Fund Services Limited Partnership


TRANSFER AGENT
State Street Bank and Trust Company

DIVIDEND DISBURSING AGENT
AND SERVICING AGENT
Boston Financial Data Services, Inc.

CUSTODIAN
Key Trust Company of Ohio, N.A.

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

COUNSEL
Kramer Levin Naftalis & Frankel LLP

Table of Contents


INVESTMENT OBJECTIVES AND INVESTMENT POLICIES AND LIMITATIONS.............................................

FUNDAMENTAL RESTRICTIONS OF THE FUNDS.....................................................................
NON-FUNDAMENTAL RESTRICTIONS OF THE FUNDS.................................................................
INSTRUMENTS IN WHICH THE FUNDS CAN INVEST.................................................................
         U.S. Corporate Debt Obligations..................................................................
         Temporary Defensive Measures -- Short-Term Obligations...........................................
         Short-Term Corporate Obligations.................................................................
         Demand Features..................................................................................
         Bankers' Acceptances.............................................................................
         Certificates of Deposit..........................................................................
         Eurodollar Certificates of Deposit...............................................................
         Yankee Certificates of Deposit...................................................................
         Eurodollar Time Deposits.........................................................................
         Canadian Time Deposits...........................................................................
         Commercial Paper.................................................................................
         International Bonds..............................................................................
         Foreign Debt Securities..........................................................................
         Repurchase Agreements............................................................................
         Reverse Repurchase Agreements....................................................................
         Short-Term Funding Agreements....................................................................
         Variable Amount Master Demand Notes..............................................................
         Variable Rate Demand Notes.......................................................................
         Variable and Floating Rate Notes.................................................................
         Extendible Debt Securities.......................................................................
         Receipts.........................................................................................
         Zero-Coupon Bonds................................................................................
         Loans and Other Direct Debt Instruments..........................................................
         Securities of Other Investment Companies.........................................................
         U.S. Government Obligations......................................................................
         When-Issued Securities...........................................................................
         Delayed-Delivery Transactions....................................................................
         Mortgage-Backed Securities.......................................................................
                  In General..............................................................................
                  U.S. Government Mortgage-Backed Securities..............................................
                  GNMA Certificates.......................................................................
                  FHLMC Securities........................................................................
                  FNMA Securities.........................................................................
                  Collateralized Mortgage Obligations.....................................................
                  Non-Government Mortgage-Backed Securities...............................................
         Asset-Backed Securities..........................................................................
         Real Estate Investment Trusts....................................................................
         Preferred Stock..................................................................................
         Convertible Securities...........................................................................
         Futures and Options..............................................................................
                  Futures Contracts.......................................................................
                  Restrictions on the Use of Futures Contracts............................................
                  Risk Factors in Futures Transactions....................................................
                  Options.................................................................................
                  Puts....................................................................................
         Illiquid Investments.............................................................................
         Restricted Securities............................................................................




         Securities Lending Transactions..................................................................
         Short Sales Against-the-Box......................................................................
         Investment-Grade and High Quality Securities.....................................................
         Participation Interests..........................................................................
         Warrants.........................................................................................
         Foreign Investments..............................................................................



VALUATION OF PORTFOLIO SECURITIES FOR THE INVESTMENT QUALITY BOND FUND ...................................

VALUATION OF PORTFOLIO SECURITIES FOR THE EQUITY FUNDS....................................................

PERFORMANCE ..............................................................................................

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................................................

DIVIDENDS AND DISTRIBUTIONS...............................................................................

TAXES.....................................................................................................

TRUSTEES AND OFFICERS.....................................................................................

ADVISORY AND OTHER CONTRACTS..............................................................................

ADDITIONAL INFORMATION....................................................................................

APPENDIX..................................................................................................


                       STATEMENT OF ADDITIONAL INFORMATION


The Victory Variable Insurance Funds (the "Trust") is an open-end management investment company consisting of three series (each a "Fund") of units of beneficial interest ("shares"). The outstanding shares represent interests in the Investment Quality Bond Fund (sometimes referred to as the "Bond Fund"), the Diversified Stock Fund and the Small Company Opportunity Fund. Each Fund is a diversified mutual fund. This SAI relates to the Class A shares of the Funds. Much of the information contained in this SAI expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.


          INVESTMENT OBJECTIVES AND INVESTMENT POLICIES AND LIMITATIONS

Each Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that a Fund will achieve its investment objective.

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS.


The following policies and limitations supplement the Funds' investment policies set forth in the Prospectus. The Funds' investments in the following securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectus and this SAI.

Unless otherwise noted in the Prospectus or this SAI, a Fund may invest no more than 5% of its total assets in any of the securities or financial instruments described below (unless the context of the Prospectus or this SAI requires otherwise).


Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the Investment Company Act of 1940, as amended (the "1940 Act")). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

The investment policies of a Fund may be changed without an affirmative vote of the holders of a majority of that Fund's outstanding voting securities unless
(1) a policy expressly is deemed to be a fundamental policy of the Fund or (2) a policy expressly is deemed to be changeable only by such majority vote. A Fund may, following notice to its shareholders, take advantage of other investment practices which presently are not contemplated for use by the Fund or which currently are not available but which may be developed to the extent such investment practices are both consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in a Fund's Prospectus.


The following sections list each Fund's investment objective and its investment policies, limitations, and restrictions. The securities in which the Funds can invest and the risks associated with these securities are discussed in the section "Instruments in Which the Funds Can Invest." When this SAI refers to only the Diversified Stock Fund and the Small Company Opportunity Fund, they will be called the "Equity Funds."

FUNDAMENTAL RESTRICTIONS OF THE FUNDS
-------------------------------------

The following Fundamental Restrictions may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

1.  SENIOR SECURITIES

No Fund may:

Issue any senior security (as defined in the 1940 Act), except that (a) each Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) each Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

2.  UNDERWRITING

The Funds may not:

Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities.

3.  BORROWING

Each Fund  may not:

Borrow money, except that (a) each Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3 % of the Fund's total assets; and (b) each Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments.

4.  LENDING

Each Fund may not:

Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

NON-FUNDAMENTAL RESTRICTIONS OF THE FUNDS
-----------------------------------------

1.  ILLIQUID SECURITIES

Each Fund:

Will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under the Securities Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered. Key Asset Management Inc., the Funds' investment adviser ("KAM" or the "Adviser"), determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

2.  SHORT SALES AND PURCHASES ON MARGIN

Each Fund:

Will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies, and investment program of the Fund.

3.  OTHER INVESTMENT COMPANIES

Each Fund:

May invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

The Funds may not:

Purchase the securities of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act, which permits operation as a "fund of funds."

4.  REAL ESTATE

Each Fund may not:

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Funds in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not excluded.

5.  COMMODITIES

Each Fund may not:

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

6.  CONCENTRATION

Each Fund may not:

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

INSTRUMENTS IN WHICH THE FUNDS CAN INVEST
-----------------------------------------

The following table lists some of the types of securities each of the Funds may choose to purchase under normal market conditions. Unless otherwise stated, the indicated percentage relates to a Fund's total assets.



-------------------------------------------------------------------------------------------------------------
                                      INVESTMENTS COMMON TO EACH FUND
-------------------------------------------------------------------------------------------------------------
     Preferred Stock             - 20%                       When-Issued and          - 33 1/3%
                                                             Delayed-Delivery
                                                             Securities
-------------------------------------------------------------------------------------------------------------
     Receipts                    - 20%                       Illiquid Securities      - 15% of net assets
-------------------------------------------------------------------------------------------------------------
     Futures Contracts and       - 5% in margins and         Securities Lending       - 33 1/3%
     Options on Futures            premiums; 33-1/3%
     Contracts                     subject to futures
                                   or options on futures
-------------------------------------------------------------------------------------------------------------
     U.S. Corporate Debt         - Bond Fund: no limit;      U.S. Government          - Bond Fund: no
     Obligations                                             Securities                 limit;
                                   Equity Funds: 20%
                                                                                        Equity Funds: 20%
-------------------------------------------------------------------------------------------------------------
     Short-Term Debt             - Bond Fund: 35%;           Repurchase               - Bond Fund: 35%;
     Obligations                                             Agreements
                                   Equity Funds: 20%                                    Equity Funds: 20%
-------------------------------------------------------------------------------------------------------------
     Restricted Securities       - Bond Fund: no limit;      Convertible or           - Bond Fund: no
                                                             Exchangeable               limit;
                                   Equity Funds: 20%         Corporate Debt
                                                             Obligations                Equity Funds: 80%
                                                                                        to 100% (included in
                                                                                        limit for U.S. equity
                                                                                        securities)
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
                            INVESTMENTS OF THE INVESTMENT QUALITY BOND FUND ONLY
-------------------------------------------------------------------------------------------------------------
     Foreign Debt Securities     - 20%                       Asset Backed              - No limit
                                                             Securities
-------------------------------------------------------------------------------------------------------------
     Mortgage-Backed             - No limit                  Collateralized            - No limit
     Securities                                              Mortgage Obligations
-------------------------------------------------------------------------------------------------------------
     Zero Coupon Bonds           - 20%                       Variable & Floating       - No limit
                                                             Rate Securities
-------------------------------------------------------------------------------------------------------------
     Yankee Securities           - 20%                       Tax, Revenue and          - No limit
                                                             Bond Anticipation
                                                             Notes
-------------------------------------------------------------------------------------------------------------
     Dollar Weighted             - 5 - 15 years
     Effective Average
     Maturity
--------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
                                    INVESTMENTS OF THE EQUITY FUNDS ONLY
-------------------------------------------------------------------------------------------------------------
     Equity Securities of Foreign Companies                -  Diversified Stock Fund: 10%
     Traded on U.S. Exchanges
                                                           -  Small Company Opportunity Fund: 5%
-------------------------------------------------------------------------------------------------------------
     Warrants                                              -  10%
-------------------------------------------------------------------------------------------------------------
     Real Estate Investment Trusts                         -  25%
-------------------------------------------------------------------------------------------------------------
     Options                                               -  25% in covered calls
-------------------------------------------------------------------------------------------------------------


The instruments in which the Funds can invest, according to their investment policies and limitations, are described below.


The following paragraphs provide a brief description of the types of securities in which the Funds may invest in accordance with their investment objective, policies, and limitations, including transactions the Funds may make and strategies they may adopt. The following also contains a brief description of the risk factors related to those strategies. The Funds may, following notice to their shareholders, take advantage of other investment practices which presently are not contemplated for use by the Funds or which currently are not available but which may be developed, to the extent such investment practices are both consistent with a Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in the Prospectus and this SAI.


U.S. CORPORATE DEBT OBLIGATIONS. U.S. Corporate Debt Obligations include bonds, debentures, and notes. Debentures represent unsecured promises to pay, while notes and bonds may be secured by mortgages on real property or security interests in personal property. Bonds include, but are not limited to, debt instruments with maturities of approximately one year or more, debentures, mortgage-related securities, stripped government securities, and zero coupon obligations. Bonds, notes, and debentures in which the Funds may invest may differ in interest rates, maturities, and times of issuance. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the price of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

TEMPORARY DEFENSIVE MEASURES -- SHORT-TERM OBLIGATIONS. These include high quality, short-term obligations such as domestic and foreign commercial paper (including variable-amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. (See "Foreign Securities" for a description of risks associated with investments in foreign securities.) Each Fund may hold up to 100% of its assets in these instruments for temporary defensive purposes, which may result in performance that is inconsistent with its investment objective.

SHORT-TERM CORPORATE OBLIGATIONS. Corporate obligations are bonds issued by corporations and other business organizations in order to finance their long-term credit needs. Corporate bonds in which a Fund may invest generally consist of those rated in the two highest rating categories of a nationally recognized statistical rating organization ("NRSRO") that possess many favorable investment attributes. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

BANKERS' ACCEPTANCES. Bankers' Acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' Acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

CERTIFICATES OF DEPOSIT. Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of Deposit and demand and time deposits invested in by a Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100 million (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (the "FDIC") or the Savings Association Insurance Fund.

EURODOLLAR CERTIFICATES OF DEPOSIT are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States.

YANKEE CERTIFICATES OF DEPOSIT are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

EURODOLLAR TIME DEPOSITS are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank.

CANADIAN TIME DEPOSITS are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.

COMMERCIAL PAPER. Commercial paper is unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds will purchase only commercial paper rated in one of the two highest categories at the time of purchase by an NRSRO or, if not rated, found by the Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality (i.e., in one of the two top ratings categories) by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of each NRSRO see the Appendix to this SAI.

INTERNATIONAL BONDS. International Bonds include Euro and Yankee obligations, which are U.S. dollar-denominated international bonds for which the primary trading market is in the United States ("Yankee Bonds"), or for which the primary trading market is abroad ("Eurodollar Bonds"). International Bonds also include Canadian and Supranational Agency Bonds (e.g., International Monetary
Fund). (See "Foreign Debt Securities" for a description of risks associated with investments in foreign securities.)

FOREIGN DEBT SECURITIES. Investments in securities of foreign companies generally involve greater risks than are present in U.S. investments. Compared to U.S. and Canadian companies, there generally is less publicly available information about foreign companies, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund's investment. In addition, with respect to some foreign countries, there is the possibility of nationalization, expropriation, or confiscatory taxation; limitations on the removal of securities, property, or other assets of a Fund; there may be political or social instability; there may be increased difficulty in obtaining legal judgments; or diplomatic developments which could affect U.S. investments in those countries. The Adviser will take such factors into consideration in managing a Fund's investments.

REPURCHASE AGREEMENTS. Securities held by a Fund may be subject to Repurchase Agreements. Under the terms of a Repurchase Agreement, a Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by the Adviser pursuant to guidelines adopted by the Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action.

REVERSE REPURCHASE AGREEMENTS. A Fund may borrow funds for temporary purposes by entering into Reverse Repurchase Agreements. These Agreements are considered to be borrowings under the 1940 Act. Pursuant to such agreement, a Fund would sell a portfolio security to a financial institution such as a bank and a broker-dealer, and agree to repurchase such security at a mutually agreed-upon date and price. At the time a Fund enters into a Reverse Repurchase Agreement, it will place in a segregated custodial account liquid assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest). The collateral will be marked-to-market on a daily basis, and will be monitored continuously to ensure that such equivalent value is maintained. Reverse Repurchase

Agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

SHORT-TERM FUNDING AGREEMENTS. A Fund may invest in Short-Term Funding Agreements (sometimes referred to as "GICs") issued by insurance companies. Pursuant to such agreements, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits the Fund, on a monthly basis, guaranteed interest which is based on an index. The Short-Term Funding Agreement provides that this guaranteed interest will not be less than a certain minimum rate. Because the principal amount of a Short-Term Funding Agreement may not be received from the insurance company on seven days notice or less, the agreement is considered to be an illiquid investment and, together with other instruments in a Fund which are not readily marketable, will not exceed 15% of a Fund's net assets. In determining dollar-weighted average portfolio maturity, a Short-Term Funding Agreement will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable Amount Master Demand Notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, a Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a Variable Amount Master Demand Note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes typically are not rated by credit rating agencies, issuers of Variable Amount Master Demand Notes must satisfy the same criteria as set forth above for unrated commercial paper, and the Adviser will monitor continuously the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of a Fund's investment policies, a Variable Amount Master Demand Note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

VARIABLE RATE DEMAND NOTES. Variable Rate Demand Notes are tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Funds also may invest in participation Variable Rate Demand Notes, which provide a Fund with an undivided interest in underlying Variable Rate Demand Notes held by major investment banking institutions. Any purchase of Variable Rate Demand Notes will meet applicable diversification and concentration requirements.

VARIABLE AND FLOATING RATE NOTES. A Variable Rate Note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, reasonably can be expected to have a market value that approximates its par value. A Floating Rate Note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, reasonably can be expected to have a market value that approximates its par value. Such notes frequently are not rated by credit rating agencies; however, unrated Variable and Floating Rate Notes purchased by the Fund will only be those determined by the Adviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular Variable or Floating Rate Note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a Variable or Floating Rate Note in the event that the issuer of the note defaulted on its payment obligations and a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or Floating Rate Notes may be secured by bank letters of credit.

Variable or Floating Rate Notes may have maturities of more than one year, as follows:

1. A Variable or Floating Rate Note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

2. A Variable or Floating Rate Note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

3. A Variable or Floating Rate Note that is subject to a demand feature scheduled to be paid in one year or more will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

4. A Variable or Floating Rate Note that is subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

 As used above, a note is "subject to a demand feature" where a Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

EXTENDIBLE DEBT SECURITIES. Extendible Debt Securities are securities that can be retired at the option of a Fund at various dates prior to maturity. In calculating average portfolio maturity, a Fund may treat Extendible Debt Securities as maturing on the next optional retirement date.

RECEIPTS. Receipts are separately traded interest and principal component parts of bills, notes, and bonds issued by the U.S. Treasury that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS").

ZERO-COUPON BONDS. Zero-Coupon Bonds are purchased at a discount from the face amount because the buyer receives only the right to a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the Zero-Coupon Bond, but at the same time eliminates the holder's ability to reinvest at higher rates. For this reason, Zero-Coupon Bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases in accordance with the length of the period to maturity.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Loans and Other Direct Debt Instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct Debt Instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct Debt Instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand.

SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations are obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

WHEN-ISSUED SECURITIES. A Fund may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when issued securities for speculative purposes, but only in furtherance of its investment objective.

DELAYED-DELIVERY TRANSACTIONS. A Fund may buy and sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Fund may receive fees for entering into delayed delivery transactions.

When purchasing securities on a delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations in addition to the risks associated with the Fund's other investments. Because a Fund is not required to pay for securities until the delivery date, these delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside cash and appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the Fund has sold a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

The Fund may renegotiate delayed-delivery transactions after they are entered into or may sell underlying securities before they are delivered, either of which may result in capital gains or losses.

MORTGAGE-BACKED SECURITIES--IN GENERAL. Mortgage-Backed Securities are backed by mortgage obligations including, among others, conventional 30-year fixed rate mortgage obligations, graduated payment mortgage obligations, 15-year mortgage obligations, and adjustable-rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal, and prepayments (net of a service fee).

Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, Mortgage-Backed Securities are often subject to more rapid prepayment of principal than their stated maturity indicates. In addition, during periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool. Conversely, in periods of rising interest rates, prepayment rates tend to decrease, lengthening a pool's average life. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities.

A Fund may purchase Mortgage-Backed Securities at a premium or at a discount. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. Among the U.S. Government securities in which a Fund may invest are Government Mortgage-Backed Securities (or government guaranteed mortgage-related securities). Such guarantees do not extend to the value of yield of the Mortgage-Backed Securities themselves or of the Fund's shares.

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES. Certain obligations of certain agencies and instrumentalities of the U.S. Government are Mortgage-Backed Securities. Some such obligations, such as those issued by GNMA are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies and instrumentalities if it is not obligated to do so by law.

The principal governmental (i.e., backed by the full faith and credit of the U.S. Government) guarantor of Mortgage-Backed Securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and pools of FHA-insured or VA-guaranteed mortgages. Government-related (i.e., not backed by the full faith and credit of the U.S. Government) guarantors include FNMA and FHLMC. FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the U.S. Government.

GNMA CERTIFICATES. Certificates of the GNMA are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Fund may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The estimated average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures usually will result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates above par in the secondary market.

FHLMC SECURITIES. The FHLMC was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates, and collateralized mortgage obligations ("CMOs"). Participation Certificates resemble GNMA Certificates in that each Participation Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. Recently introduced FHLMC Gold Participation Certificates guarantee the timely payment of both principal and interest.

FHLMC CMOs are backed by pools of agency mortgage-backed securities and the timely payment of principal and interest of each tranche is guaranteed by the FHLMC. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

FNMA SECURITIES. The FNMA was established in 1938 to create a secondary market in mortgages insured by the FHA, but has expanded its activity to the secondary market for conventional residential mortgages. FNMA primarily issues two types of mortgage-backed securities, guaranteed mortgage pass-through certificates ("FNMA Certificates") and CMOs. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates and CMOs. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

COLLATERALIZED MORTGAGE OBLIGATIONS. Mortgage-Backed Securities in which a Fund may invest may also include CMOs. CMOs are securities backed by a pool of mortgages in which the principal and interest cash flows of the pool are channeled on a prioritized basis into two or more classes, or tranches, of bonds.

NON-GOVERNMENTAL MORTGAGE-BACKED SECURITIES. A Fund may invest in mortgage-related securities issued by non-governmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers also may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are not direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers, thereof will be considered in determining whether a Non-Governmental Mortgage-Backed Security meets a Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. A Fund may buy Non-Governmental Mortgage-Backed Related Securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be invested in illiquid securities.

A Fund may purchase mortgage-related securities with stated maturities in excess of 10 years. Mortgage-related securities include CMOs and participation certificates in pools of mortgages. The average life of mortgage-related securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments. The rate of such prepayments, and hence the average life of the certificates, will be a function of current market interest rates and current conditions in the relevant housing markets. The impact of prepayment of mortgages is described under "Government Mortgage-Backed Securities." Estimated average life will be determined by the Adviser. Various independent mortgage-related securities dealers publish estimated average life data using proprietary models, and in making such determinations, the Adviser will rely on such data except to the extent such data are deemed unreliable by the Adviser. The Adviser might deem data unreliable which appeared to present a significantly different estimated average life for a security than data relating to the estimated average life of comparable securities as provided by other independent mortgage-related securities dealers.

ASSET-BACKED SECURITIES. Asset-backed securities are debt securities backed by pools of automobile or other commercial or consumer finance loans. The collateral backing asset-backed securities cannot be foreclosed upon. These issues are normally traded over-the-counter and typically have a short to intermediate maturity structure, depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.


REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Like regulated investment companies such as the Trust, a REIT is not taxed on income distributed to its shareholders if the REIT complies with the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to Fund expenses.


There are three general categories of REITs: equity, mortgage and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents and may also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest primarily in real estate mortgages, derive their income primarily from interest payments on those mortgages. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

A REIT's market price may be affected by changes in the value of the underlying property that it owns or by the credit quality of borrowers to whom the REIT lends money. REITs are dependent on property management skills, are not diversified (except as the Code requires), are heavily dependent on cash flow, and are subject to borrower default, self-liquidation, failing to qualify for tax exemption under the Code and/or registration exemption under the 1940 Act.

PREFERRED STOCK. Each Fund may invest in preferred stock issued by domestic and foreign corporations. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights. Preferred stocks typically do not have voting rights.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible debt and convertible preferred stock. These securities may be converted at either a stated price or rate into underlying shares of common stock. As a result, an investor in convertible securities may benefit from increases in the underlying common stock's market price. Convertible securities provide higher yields than the underlying common stock, but typically offer lower yields than comparable non-convertible securities. The value of convertible securities fluctuates in relation to changes in interest rates like bonds and also fluctuates in relation to the underlying stock's price.

FUTURES AND OPTIONS

FUTURES CONTRACTS. The Funds may enter into futures contracts, options on futures contracts, and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. Government agency.

The Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

Although futures contracts (other than those relating to indexes) by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a futures commission merchant or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Futures commission merchants may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on its margin deposits.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for a Fund than might later be available in the market when it effects anticipated purchases.

The Funds may sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. A Fund may also enter into such transactions in order to terminate existing positions.

The Funds' ability to use futures trading effectively depends on several factors. First, it is possible that there will not be a perfect price correlation between a futures contract and its underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting a Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Funds will not enter into futures contract transactions for purposes other than bona fide hedging purposes or as a substitute for the underlying securities to gain market exposure to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of a Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund's total assets. The Trust need not register with the CFTC as a Commodities Pool Operator.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by a Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by a Fund.

In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Code's requirements for qualification as a registered investment company and a Fund's intention to qualify as such.

RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. A Fund will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds are only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Funds would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Use of futures transactions by the Funds involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Funds could both lose money on futures contracts and also experience a decline in the value of its portfolio securities. There is also the risk of loss by the Funds of margin deposits in the event of bankruptcy of a broker with whom the Funds have open positions in a futures contract or related option.

OPTIONS. The Funds may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio. A Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. The risk of writing uncovered call options is that the writer of the option may be forced to acquire the underlying security at a price in excess of the exercise price of the option, that is, the price at which the writer has agreed to sell the underlying security to the purchaser of the option. A Fund may write call options in an attempt to realize a greater level of current income than would be realized on the securities alone. A Fund may also write call options as a partial hedge against a possible stock market decline. In view of their investment objective, a Fund generally would write call options only in circumstances where the Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit. A Fund retains the risk of loss should the value of the underlying security decline. A Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of a Fund's ability to make closing purchase transactions, there is no assurance that a Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

PUTS. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. A Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a Fund upon its exercise of a "put" is normally (i) a Fund's acquisition cost of the securities (excluding any accrued interest which a Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by a Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of a Fund's assets. See "Variable and Floating Rate Notes" and "Valuation" in this SAI.

A Fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The Funds intends to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser's opinion, present minimal credit risks.

Each Fund may write put options from time to time. Such options may be listed on a national securities exchange and issued by the Options Clearing Corporation or traded over-the-counter. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. Upon the exercise of an option, the Fund is not entitled to the gains, if any, on securities underlying the options. Each Fund also may purchase index put and call options and write index options. Through the writing or purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities. Utilizing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options.

ILLIQUID INVESTMENTS. Illiquid investments are investments that cannot be sold or disposed of, within seven business days, in the ordinary course of business at approximately the prices at which they are valued.

Under the supervision of the Trust's Board of Trustees (the "Board"), the Adviser determines the liquidity of the Funds' investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Funds' rights and obligations relating to the investment).

Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over the counter options, non-government stripped fixed-rate mortgage-backed securities, and Restricted Securities.

Also, the Adviser may determine some securities to be illiquid.

However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Fund may have to close out the option before expiration.

In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Trustees.

If through a change in values, net assets, or other circumstances, more than 15% of a Fund's net assets were invested in illiquid securities, the Fund would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act, or in a registered public offering.

Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.

If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares.

SECURITIES LENDING TRANSACTIONS. The Funds may from time to time lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities and receive collateral in the form of cash or U.S. Government Obligations. Generally, a Fund must receive initial collateral equal to 102% of the market value of the loaned securities, plus any interest due in the form of cash or U.S. Government Obligations. The Funds will not lend portfolio securities to: (a) any "affiliated person" (as that term is defined in the 1940 Act)) of any Fund; (b) any affiliated person of the Investment Adviser; or (c) any affiliated person of such an affiliated person. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Fund sufficient to maintain the value of the collateral equal to at least 100% of the value of the loaned securities. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Funds or the borrower at any time. While a Fund will not have the right to vote securities on loan, they intend to terminate loans and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. The Funds will limit their securities lending to 33 1/3% of total assets.

SHORT SALES AGAINST-THE-BOX. The Funds will not make short sales of securities, other than short sales "against-the-box." In a short sale against-the-box, a Fund sells a security that it owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund will enter into short sales against-the-box to hedge against unanticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

INVESTMENT GRADE AND HIGH QUALITY SECURITIES. The Funds may invest in "investment grade" obligations, which are those rated at the time of purchase within the four highest rating categories assigned by an NRSRO or, if unrated, are obligations that the Adviser determines to be of comparable quality. The applicable securities ratings are described in the Appendix. "High-quality" short-term obligations are those obligations which, at the time of purchase, (1) possess a rating in one of the two highest ratings categories from at least one NRSRO (for example, commercial paper rated "A-1" or "A-2" by Standard & Poor's ("S&P") or "P-1" or "P-2" by Moody's Investors Service, Inc. ("Moody's")) or (2) are unrated by an NRSRO but are determined by the Adviser to present minimal credit risks and to be of comparable quality to rated instruments eligible for purchase by the Funds under guidelines adopted by the Board.

PARTICIPATION INTERESTS. The Funds may purchase interests in securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participation, beneficial interests in a trust, partnership interests or any other form of indirect ownership. The Funds invest in these participation interests, in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying securities.

WARRANTS. Warrants are securities that give a Fund the right to purchase equity securities from the issuer at a specified price (the strike price) for a limited period of time, which strike price is usually higher than the current market price at the time of issuance. Because the market price of warrants typically is much lower than the current market price of the underlying securities, they are subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

FOREIGN INVESTMENTS. A Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including securities purchased on foreign securities exchanges. Such investment may subject the Fund to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets.

Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

A Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights, and preferred stocks typically do not have voting rights.

     VALUATION OF PORTFOLIO SECURITIES FOR THE INVESTMENT QUALITY BOND FUND

Investment securities held by the Investment Quality Bond Fund are valued on the basis of security valuations provided by an independent pricing service, approved by the Trustees, which determines value by using information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Board.


Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the New York Stock Exchange, Inc. (the "NYSE"). The values of such securities used in computing the net asset value of the Investment Quality Bond Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of the Investment Quality Bond Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board.

             VALUATION OF PORTFOLIO SECURITIES FOR THE EQUITY FUNDS.

Each equity security held by an Equity Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the last available bid quotation on that day. Exchange listed convertible debt securities are valued at the bid obtained from broker-dealers or a comparable alternative, such as Bloomberg or Reuters, based upon pricing procedures approved by the Board. Each security traded in the over-the-counter market (but not including securities reported on the Nasdaq National Market System) is valued at the bid based upon quotes furnished by market makers for such securities. Each security reported on the Nasdaq National Market System is valued at the sales price on the valuation date or absent a last sales price, at the fair market value on that day, as established by an independent pricing service. Non-convertible debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Boards. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Equity Fund's shares are determined at such times.

                                   PERFORMANCE

From time to time, the "standardized yield," "distribution return," "dividend yield," "average annual total return" and "total return," of an investment in Fund shares may be advertised. An explanation of how yields and total returns are calculated and the components of those calculations are set forth below.

Yield and total return information may be useful to contract owners in reviewing a Fund's performance. A Fund's advertisement of its performance must, under applicable SEC rules, include the average annual total returns for a Fund for the 1, 5, and 10-year period as of the most recently ended calendar quarter. This enables a contract owner to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. A Fund's shares are not insured; their yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, shares of a Fund may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Trust of future yields or rates of return on its shares. The yield and total returns of shares of the Funds are affected by portfolio quality, portfolio maturity, the type of investments the Funds hold, and operating expenses. Class A Shares are subject to an annual contract owner administrative services fee of up to 0.20% of average daily net assets.


STANDARDIZED YIELD. The "yield" (referred to as "standardized yield") of the Funds for a given 30-day period is calculated using the following formula set forth in rules adopted by the SEC that apply to all funds that quote yields:

                  Standardized Yield = 2 [(a-b + 1)(6) - 1]
                                          ----
                                           cd

         The symbols above represent the following factors:

         a =      dividends and interest earned during the 30-day period.
         b =      expenses accrued for the period (net of any expense
                  reimbursements).
         c =      the average daily number of shares of outstanding during the
                  30-day period that were entitled to receive dividends.
         d =      the maximum offering price per share on the last day of the period, adjusted for undistributed net investment income.


A Fund's standardized yield for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by a Fund in the 30-day period, but is a hypothetical yield based upon the net investment income from a Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield," described below.

DIVIDEND YIELD AND DISTRIBUTION RETURNS. From time to time a Fund may quote a "dividend yield" or a "distribution return." Dividend yield is based on a Fund's dividends derived from net investment income during a one-year period. Distribution return includes dividends derived from net investment income and from net realized capital gains declared during a one-year period. The "dividend yield" is calculated as follows:

Dividend Yield =    Dividends for a Period of One-Year
                    ----------------------------------
                    Maximum. Offering Price (last day of period)


TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and net capital gain distributions (if any), and any change in the net asset value per share of a Fund over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on an annually compounded basis in ten years. While average annual total returns (or "annualized total return") are a convenient means of comparing alternative choices to fund a variable contract, contract owners should realize that performance for a Fund is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a Fund. When using total return and yield to compare a Fund with other variable contract investment vehicles, contract owners should take into consideration permitted portfolio composition methods used to value portfolio securities and computing offering price.

TOTAL RETURNS. The "average annual total return" of a Fund is an average annual compounded rate of return for each year in a specified number of years. The average annual rate of return ("T" in the formula below) is based on the change in value of a hypothetical initial investment of $1,000 ("P") held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                             P (1+T)(n) = ERV

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                             ERV - P = Total Return
                             -------
                             P

Total returns also assume that all dividends and net capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.

A Fund's total return should be distinguished from the rate of return of the corresponding separate account. The separate account's return reflects the deduction of additional insurance charges, including mortality and expense risk charges, resulting in a lower rate of return. Because a Fund's yield or total return do not reflect these additional charges, this performance information should not be compared with that of mutual funds that are sold directly to the public. A Fund's performance information will only be included in sales literature if comparable performance figures for the corresponding separate account are also included. Contract owners should consult the separate account prospectus for further information.


OTHER PERFORMANCE COMPARISONS.

From time to time a Fund may publish the ranking of its performance or the performance of its shares by Lipper, Inc., a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks the performance of the Funds against all other funds in similar categories, for both equity and fixed income funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

From time to time a Fund may publish the ranking of its performance or performance of its shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Funds, in broad investment categories (domestic equity, international equity taxable bond, municipal bond or other) monthly, based upon each fund's three, five, and ten-year average annual total returns (when available) and a risk adjustment factor that reflects fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2), and lowest (1). Ten percent of the funds, series or classes in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star.

The total return on an investment made in a Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Standard & Poor's 500 Index (the "S&P 500"), the Standard & Poor's SmallCap Index, and the Lehman Aggregate Bond Index. Other indices may be used from time to time. The Consumer Price Index generally is considered to be a measure of inflation. The S&P 500 is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The foregoing indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

From time to time, in advertisements and other sales literature, the yields and the total returns of the Funds may be quoted in and compared to those of other mutual funds with similar investment objectives that serve as funding vehicles for separate accounts offering variable contracts. A Fund also may include calculations that describe hypothetical performance results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding. "Compounding" refers to the fact that the receipt of additional contract units attributable to a Fund's dividends or other distributions (which distributions are reinvested in additional Fund shares) results in an increase in the value, not only of the units representing the original Fund shares acquired by the separate account, but also of additional units previously received.

A Fund may also include discussions or illustrations of the potential investment goals of a prospective contract owner (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or other sales literature may summarize the substance of information contained in the Funds' financial reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund). Sales literature relating to a Fund may also include charts, graphs or drawings which illustrate the potential risks and rewards of various investment vehicles, including but not limited to stock, bonds, and Treasury bills, as compared owning a contract with a separate account investing in a Fund, as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, sales literature may include a discussion of certain attributes or benefits resulting from participation in a separate account that invests in a Fund. Such sales literature may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding a Fund and provide them to prospective contact owners. Performance information with respect to the Funds is generally available by contacting your participating insurance company.

Advertisements and sales literature may include discussions of specifics of a portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis. Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing yield, total return, and investment risk of a Fund with other variable contract funding vehicles, contract owners should understand that certain other vehicles have different risk characteristics than a Fund's shares. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. Government.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The NYSE is scheduled to be closed for the following holidays: New Year's Day, Dr. Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. This holiday closing schedule is subject to change.


The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one separate account. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the net asset value of the Fund. Separate accounts receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

PURCHASING AND REDEEMING SHARES.

As described in the Prospectus, shares of the Funds may be purchased and redeemed solely through variable annuity contracts and variable life insurance policies (collectively, "contracts") offered by separate accounts of participating insurance companies. The separate accounts purchase and redeem shares of a Fund based on, among other things, the amount of premium payments received on that day pursuant to variable contracts and variable life insurance policies but only on days when the NYSE is open for trading. Such purchases and redemptions of Fund shares are effected at its net asset value per share determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on that same day. No fee is charged the separate accounts of the participating insurance companies when they redeem Fund shares.


                           DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Funds to qualify for favorable federal tax treatment. Each Fund ordinarily declares and pays dividends quarterly. If a Fund makes a capital gains distribution, it is declared and paid annually.

For this purpose, the net income of a Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of a Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Trust in proportion to the Fund's share of the total net assets of the Trust.

                                      TAXES

The following is only a summary of certain additional federal income tax considerations that are not described in the Prospectus and generally affect each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. If so qualified, a Fund will not be subject to federal income tax on its investment company taxable income and net capital gains to the extent that such investment company taxable income and net capital gains are distributed in each taxable year to the variable annuity or variable life insurance contracts ("Contracts") of participating insurance companies that hold its shares. In addition, if a Fund distributes annually to the

Contracts its ordinary income and capital gain net income, in the manner prescribed in the Code, it will also not be subject to the 4% federal excise tax otherwise applicable to a RIC on any of its undistributed income or gains. Distributions of net investment income and net short-term capital gains will be treated as ordinary income and distributions of net long-term capital gains will be treated as long-term capital gain in the hands of the insurance companies. Under current tax law, capital gains or dividends from any Fund are not currently taxable to a holder of a Contract when left to accumulate within such Contract.

Section 817(h) of the Code requires that investments of a segregated asset account of an insurance company be "adequately diversified," in accordance with Treasury Regulations promulgated thereunder, in order for the holders of the variable annuity contracts or variable life insurance policies based on such account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. The Department of the Treasury has issued Regulations under section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a RIC for purposes of the applicable diversification requirements. Under the Regulations, if a RIC satisfies certain conditions, the RIC will not be treated as a single investment of the account for these purposes, but rather the segregated asset account will be treated as owning its proportionate share of each of the assets of the RIC. Each Fund plans to satisfy these conditions at all times so that each Contract of a participating insurance company investing in the Funds will be treated as adequately diversified under the Code and Regulations.

For information concerning the federal income tax consequences to the holders of Contracts, such holders should consult the prospectuses for their particular Contract.

                              TRUSTEES AND OFFICERS

BOARD OF TRUSTEES.


Overall responsibility for management of the Trust rests with the Trustees, who are elected by the shareholders of the Trust. The Trust is managed by the Trustees in accordance with the laws of the State of Delaware. There are currently nine Trustees, seven of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The Trustees of the Trust, their ages, addresses and their principal occupations during the past five years are as follows. Each of the following individuals, except Theodore H. Emmerich and Donald E. Weston, holds the same position with The Victory Portfolios, a registered investment company in the same fund complex as the Trust. Whereas Messrs. Emmerich and Weston serve as Trustees of the Trust, each of them serves as an Advisory Trustee of The Victory Portfolios.



                                 Position(s)
                                 Held with      Principal Occupation
Name, Age and Address            the Trust     During Past 5 Years
---------------------            ---------     -------------------

Roger Noall,* 63                  Chairman     Since 1996, Executive of KeyCorp; from 1995 to 1996,
c/o Brighton Apt. 1603            and Trustee  General Counsel and Secretary of KeyCorp; from 1994 to
8231 Bay Colony Drive                          1996, Senior Executive Vice President and Chief
Naples, FL 34108                               Administrative Officer of KeyCorp; from 1985 to 1994,
                                               Vice Chairman of the Board and Chief Administrative
                                               Officer of Society Corporation (now known as KeyCorp).

-------------------
* Mr. Noall is any "interested person" and an "affiliated person" of the Trust.


Leigh A. Wilson,** 54            President     Since 1989, Chairman and Chief Executive Officer, New
New Century Care, Inc.           and Trustee   Century Care, Inc. (merchant bank); since 1995, Principal
53 Sylvan Road North                           of New Century Living, Inc.; since 1989, Director of
Westport, CT  06880                            Chimney Rock Vineyard and Chimney Rock Winery.


Theodore H. Emmerich, 72         Trustee       Retired; until 1986, managing partner (Cincinnati office)
1201 Edgecliff Place                           Ernst & Young LLP;  Director of Carillon Fund, Inc.
Cincinnati, Ohio  45206                        (investment company), American Financial Group
                                               (insurance), and Cincinnati Milacron Commercial
                                               Corporation (financing arm of Cincinnati Milacron
                                               Corporation, a machine tool manufacturer); Trustee of
                                               Summit Investment Trust and Carillon Investment Trust.


Dr. Harry Gazelle, 71            Trustee       Retired radiologist, Drs. Hill and Thomas Corporation.
17822 Lake Road
Lakewood, OH  44107

Eugene J. McDonald, 66           Trustee       Since 1990, Executive Vice President and Chief Investment
Duke Management Company                        Officer for Asset Management of Duke University and
2200 West Main Street                          President and CEO of Duke Management Company; Director of
Suite 1000                                     CCB Financial Corporation, Flag Group of Mutual Funds, DP
Durham, NC  27705                              Mann Holdings, Greater Triangle Community Foundation, and
                                               NC Bar Association Investment Committee.

Dr. Thomas F. Morrissey, 65      Trustee       Since 1970, Professor, Weatherhead School of Management,
Weatherhead School of                          Case Western Reserve University; from 1989 to 1995,
Management                                     Associate Dean of Weatherhead School of Management; from
Case Western Reserve                           1987 to December 1994, Member of the Supervisory Committee
University                                     of Society's Collective Investment Retirement Fund; from
10900 Euclid Avenue                            May 1991 to August 1994, Trustee, Financial Reserves Fund
Cleveland, OH  44106-7235                      and from May 1993 to August 1994, Trustee, Ohio Municipal
                                               Money Market Fund.


H. Patrick Swygert, 55           Trustee       Since 1995, President, Howard University; since May 1996,
Howard University                              Director, Hartford Financial Services Group; since May
2400 6th Street, N.W.                          1996, Director, Hartford Life Insurance Company; from 1990
Suite 402                                      to 1995, President, State University of New York at Albany.
Washington, DC  20059

Donald E. Weston, 63*            Trustee       Since October 1998, Chairman of Gradison McDonald
McDonald Investments Inc.                      Investments, a division of McDonald Investments Inc.;
580 Walnut Street                              until October 1998, Chairman of the Gradison Division of
Cincinnati, Ohio  45202                        McDonald & Company Securities, Inc. and a Director of
                                               McDonald & Company Investments Inc.; Director of
                                               Cincinnati Milacron Commercial Corporation.



-----------------------
** Mr. Wilson is deemed to be an "interested person" of the Trust under the 1940 Act solely by reason of his position as President.



Frank A. Weil, 67                Trustee       Since 1984, Chairman and Chief Executive Officer of Abacus
Abacus & Associates                            & Associates, Inc. (private investment firm); Director and
147 E. 47th Street                             President of the Norman and Hickrill Foundations;
New York, NY  10017                            Director, Trojan Industries; from 1977 to 1979, United
                                               States Assistant Secretary of Commerce for Industry and
                                               Trade.


The Board currently has an Investment Committee, a Business, Legal, and Audit Committee, and a Board Process and Nominating Committee. The members of the Investment Committee are Messrs. Wilson, Morrissey, Swygert, Weston and Weil, who will serve until August 1999. The function of the Investment Committee is to review the existing investment policies of the Trust, including the levels of risk and types of funds available to shareholders, and make recommendations to the Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Trust's shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. McDonald (Chairman), Emmerich, and Gazelle who will serve until August 1999. The function of the Business, Legal, and Audit Committee is to recommend independent auditors and monitor accounting and financial matters and to review compliance and contract matters. Mr. Swygert is the Chairman of the Board Process and Nominating Committee (consisting of all the Trustees), which nominates persons to serve as Independent Trustees and Trustees to serve on committees of the Board.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS.

Each Trustee receives an annual fee of $2,500 for serving as Trustee of all the Funds of the Trust, and an additional fee of $500 per in-person meeting. The Trustees do not receive compensation for participating in telephonic meetings. The Adviser pays the expenses of Messrs. Noall and Weston.

The following table indicates the compensation that each Trustee is expected to receive from the Victory "Fund Complex"(1) for the 12 month period ending December 31, 1999.



                               Pension or         Estimated
                               Retirement          Annual           Aggregate    Total Compensation
                            Benefits Accrued    Benefits Upon      Compensation     from Victory
                            as Fund Expenses     Retirement         from Trust     "Fund Complex"(1)
                            ----------------     ----------         ----------     -----------------
Leigh A. Wilson                   -0-                -0-               $5,000           $50,000
Theodore H. Emmerich              -0-                -0-               $5,000           $41,600
Harry Gazelle                     -0-                -0-               $5,000           $41,600
Eugene J. McDonald                -0-                -0-               $5,000           $41,600
Thomas F. Morrissey               -0-                -0-               $5,000           $41,600
H. Patrick Swygert                -0-                -0-               $5,000           $41,600


(1) There are currently 39 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the board of each fund in the "Fund Complex."

OFFICERS.

The officers of the Trust, their ages, and principal occupations during the past five years, are as follows:


                              Position(s)
Name and Age                 with the Trust   Principal Occupation During Past 5 Years
------------                 --------------   ----------------------------------------


Leigh A. Wilson, 54         President and     See biographical information under "Board of Trustees."
                            Trustee

William B. Blundin, 60      Vice President    Senior Vice President of BISYS Fund Services, Inc. ("BISYS
                                              Inc."); officer of other investment companies administered by BISYS Inc.

J. David Huber, 52          Vice President    President of BISYS Inc.; officer of BISYS Inc. since June
                                              1987.

Robert D. Hingston, 46      Secretary         Since November 1998, Vice President of BISYS; from
                                              January 1995 to October 1998, founder and principal
                                              of RDH Associates (mutual fund management consulting
                                              firm); from June 1980 to January 1995, Vice
                                              President of Investors Bank & Trust Company.

Joel B. Engle, 33           Treasurer         Since September 1998, Vice President of BISYS; from March
                                              1995 to September 1998, Vice President, Northern Trust
                                              Company; from July 1994 to February 1995, General
                                              Accountant, Wanger Asset Management; from September 1988 to
                                              June 1994, Audit Manager with Ernst & Young LLP.



The mailing address of each of the officers of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

The officers of the Trust (other than Mr. Wilson) receive no compensation directly from the Trust for performing the duties of their offices. BISYS Inc. receives fees from the Trust as Administrator.

                          ADVISORY AND OTHER CONTRACTS

INVESTMENT ADVISER.

One of the Trust's most important contracts is with its investment adviser, KAM, a New York corporation registered as an investment adviser with the SEC. KAM is a wholly owned subsidiary of KeyCorp. Affiliates of the Adviser manage approximately $75 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals, and mutual funds.

KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of December 31, 1998, KeyCorp had an asset base of $80 billion, with banking offices in 13 states from Maine to Alaska, and trust and investment offices in 14 states. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and leasing companies.

The following schedule lists the advisory fees for each mutual fund of the Trust that is advised by the Adviser.

         .20 OF 1% OF AVERAGE DAILY NET ASSETS
                  Investment Quality Bond Fund


         .30 OF 1% OF AVERAGE DAILY NET ASSETS
                  Diversified Stock Fund
                  Small Company Opportunity Fund


THE INVESTMENT ADVISORY AGREEMENT.

Unless sooner terminated, the Investment Advisory Agreement between KAM and the Trust, on behalf of the Funds (the "Investment Advisory Agreement"), provides that it will continue in effect as to the Funds for an initial two-year term and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Trustees or by vote of a majority of the outstanding shares of each Fund (as defined under "Additional Information - Miscellaneous"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to any particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, by vote of the Board, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder. The Adviser pays a fee to Disciplined Investment Advisers, P.O. Box 112, Evanston, Illinois 60204, in connection with the computer modeling methodology and the related database used to manage the investments of the Small Company Opportunity Fund.


Under the Investment Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the Investment Advisory Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Funds and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.

GLASS-STEAGALL ACT.

In 1971 the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board of Governors") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board of Governors did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board of Governors in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


From time to time, advertisements, supplemental sales literature and information furnished to present or prospective owners of contracts offered by separate accounts that may invest in the Funds may include descriptions of Key Trust Company of Ohio, N.A. ("Key Trust") and the Adviser including, but not limited to, (1) descriptions of the operations of Key Trust and the Adviser; (2) descriptions of certain personnel and their functions; and (3) statistics and rankings related to the operations of Key Trust and the Adviser.

PORTFOLIO TRANSACTIONS.

Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Adviser generally seeks competitive spreads or commissions, each Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.


Allocation of transactions to dealers is determined by the Adviser in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Trust and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Trust. The Trustees have authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Funds may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Funds.

Investment decisions for each Fund are made independently from those made for the other Funds of the Trust or any other investment company or account managed by the Adviser. Such other investment companies or accounts may also invest in the securities in which the Funds invest, and the Funds may invest in similar securities. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and any other Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to such Funds, investment company or account. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only that particular Fund had participated in or been allocated such trades. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other funds of the Trust or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of the Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR.


BISYS Fund Services Ohio, Inc. (the "Administrator") serves as administrator to the Funds pursuant to an administration agreement dated October 16, 1998 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Funds (other than those performed by the Adviser under the Investment Advisory Agreement), subject to the supervision of the Board.

For the services rendered to the Funds and related expenses borne by the Administrator, each Fund pays the Administrator an annual fee of 0.05% of each Fund's average daily net assets, computed daily and paid monthly.

The Administrator may periodically waive all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution to shareholders.

Unless sooner terminated, the Administration Agreement will continue in effect as to each Fund until September 30, 1999, and for consecutive two-year terms thereafter, provided that such renewal is ratified by the Trustees or by vote of a majority of the outstanding shares of each Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Under the Administration Agreement, the Administrator assists in each Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

SUB-ADMINISTRATOR.

KAM serves as sub-administrator to the Funds pursuant to a sub-administration agreement dated October 16, 1998 (the "Sub-Administration Agreement"). As sub-administrator, KAM assists the Administrator in all aspects of the operations of the Funds, except those performed by KAM under its Investment Advisory Agreement.


For services provided under the Sub-Administration Agreement, the Administrator pays KAM a fee, with respect to each Fund, calculated at the annual rate of up to five one-hundredths of one percent (0.05%) of such Fund's average daily net assets. Except as otherwise provided in the Administration Agreement, KAM shall pay all expenses incurred by it in performing its services and duties as sub-administrator. Unless sooner terminated, the Sub-Administration Agreement will continue in effect as to each Fund for a period of two years, and for consecutive one-year terms thereafter, unless written notice not to renew is given by the non-renewing party.

Under the Sub-Administration Agreement, KAM's duties include maintaining office facilities, furnishing statistical and research data, compiling data for various state and federal filings by the Funds, assist in mailing and filing the Funds' annual and semi-annual reports to shareholders, providing support for board meetings, and arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder.

DISTRIBUTOR.


BISYS Fund Services Limited Partnership serves as distributor (the "Distributor") for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to each Fund until September 30, 1999, and thereafter for consecutive one-year terms, provided that it is approved at least annually (1) by the Trustees or by the vote of a majority of the outstanding shares of each Fund, and (2) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.

CLASS A SHARES DISTRIBUTION AND SERVICE PLAN.

The Trust, on behalf of the Class A Shares of the Funds, has adopted a Distribution and Service Plan (the " Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, to the extent that payments made for Class A Share promotional and administrative expenses by the Adviser, Administrator or the Distributor, directly or through an affiliate, using its own resources, are deemed to be made in connection with the offer and sale of the Funds within the context of Rule 12b-1, such payments are deemed to be authorized by the Plan.


TRANSFER AGENT.

State Street Bank and Trust Company ("State Street") serves as transfer agent for the Funds. Boston Financial Data Services, Inc. ("BFDS") serves as the dividend disbursing agent and shareholder servicing agent for the Funds, pursuant to a Transfer Agency and Service Agreement. Under its agreement with the Trust, State Street has agreed (1) to issue and redeem shares of the Trust;
(2) to address and mail all communications by the Trust to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) to respond to correspondence or inquiries by shareholders and others relating to its duties; (4) to maintain shareholder accounts and certain sub-accounts; and (5) to make periodic reports to the Trustees concerning the Trust's operations. BFDS is located at Two Heritage Drive, Quincy, Massachusetts 02171.


CONTRACT OWNER ADMINISTRATIVE SERVICES AGREEMENT.

Payments made under the Contract Owner Administrative Services Agreement to contract owner servicing agents (which may include affiliates of the Adviser), or to insurance companies or their affiliates, are for administrative support services to individuals who may from time to time own contracts offered by the separate accounts that invest in the Funds, which services may include: (1) dissemination of Fund prospectuses to existing contract owners; (2) solicitation of Trust proxies (including facilitating distribution of proxy material to contract owners, tabulation and reporting); (3) telephonic support for contract owners with respect to inquiries about the Trust (not including information related to sales); (4) communications to contract owners regarding performance of the separate account and the Funds; (5) aggregating purchase and redemption orders of the separate account for sales of shares of the Funds; (6) recording issuance and transfers of shares of the Funds held by the separate account; (7) processing and reinvesting dividends and distributions of the Funds held by the separate account; and (8) providing other administrative support to the Trust as mutually agreed between the Trust, a life insurance company and the Distributor.

FUND ACCOUNTANT.


BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves as fund accountant for the all of the Funds pursuant to a fund accounting agreement with the Trust dated October 16, 1998 (the "Fund Accounting Agreement"). As fund accountant for the Trust, BISYS Ohio calculates each Fund's net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS Ohio also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. Under the Fund Accounting Agreement, BISYS Ohio is entitled to receive annual fees of 0.03% of the first $100 million of the Fund's daily average net assets, 0.02% of the next $100 million, and .01% of the Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per Fund and does not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class.

CUSTODIAN.

Cash and securities owned by each of the Funds are held by Key Trust as custodian pursuant to a Custodian Agreement dated October 16, 1998. Under this Agreement, Key Trust (1) maintains a separate account or accounts in the name of each respective fund; (2) makes receipts and disbursements of money on behalf of each Fund; (3) collects and receives all income and other payments and distributions on account of portfolio securities; (4) responds to correspondence from security brokers and others relating to its duties; and (5) makes periodic reports to the Trustees concerning the Trust's operations. Key Trust may, with the approval of a Fund and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of a fund, provided that Key Trust shall remain liable for the performance of all of its duties under the Custodian Agreement.


INDEPENDENT ACCOUNTANTS.

PricewaterhouseCoopers LLP, located at 100 East Broad Street, Columbus, Ohio 43215, serves as the Trust's independent accountants.

LEGAL COUNSEL.

Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, New York 10022 is the counsel to the Trust.

EXPENSES.

The Funds bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, fees of the Trustees, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operation.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES.


The Trust is a Delaware business trust and was formed on February 11, 1998 under the name "The Victory Variable Funds." The Trust's Certificate of Trust was amended on October 15, 1998 to reflect its current name, "The Victory Variable Insurance Funds." The Delaware Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, with a par value of $.001 per share. The Trust currently offers three series of Class A Shares.

The Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.


Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (1) when required by the 1940 Act, shares shall be voted by individual series or class, and (2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. The shareholders of the Trust are the insurance company separate accounts using the Funds to fund contracts. The insurance company separate accounts pass voting rights attributable to shares held for the contracts to the contract owners, as described in the separate account prospectus.


There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Trust affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY.

The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the funds or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

MISCELLANEOUS.

As used in the Prospectus and in this SAI, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by the Trust upon the issuance or sale of shares of a Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Trust will be the relative net asset value of each respective fund at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of each of the Funds not readily identified as belonging to a particular Fund, which are allocated to each Fund in accordance with its proportionate share of the net asset values of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectus and in this SAI, a "vote of a majority of the outstanding shares" of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


As of May ___, 1999, the following entities owned 5% or more of outstanding shares of the listed Fund. These entities are the insurance company sponsored separate accounts that invest in the Funds as investment vehicles for variable annuity and variable life insurance contracts. Nationwide Life Insurance Company may be deemed to control the Trust because it owns more than 25% of each Fund's shares.




                                                     INSURANCE COMPANY                     PERCENTAGE
                                               SEPARATE ACCOUNT NAME & ADDRESS                 OWNED

Investment Quality Bond Fund, Class A          Nationwide Life Insurance Company                100%
                                               One Nationwide Plaza 1-09-V3
                                               Columbus, Ohio 43215
Diversified Stock Fund, Class A                Nationwide Life Insurance Company                100%
                                               One Nationwide Plaza 1-09-V3
                                               Columbus, Ohio 43215
Small Company Opportunity Fund, Class A        Nationwide Life Insurance                        100%
                                               Company
                                               One Nationwide Plaza 1-09-V3
                                               Columbus, Ohio 43215


THE PROSPECTUS AND THIS SAI ARE NOT AN OFFERING OF THE SECURITIES DESCRIBED IN THESE DOCUMENTS IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESMAN, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND THIS SAI.

                                    APPENDIX

DESCRIPTION OF SECURITY RATINGS.

The NRSROs that may be utilized by the Adviser with regard to portfolio investments for the Funds include Moody's and S&P. Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Adviser and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds).

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

Moody's description of its three highest short-term debt ratings:

Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

-   Leading market positions in well-established industries.

-   High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2.  Satisfactory capacity to pay principal and interest.



                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

       (a)(1)       Amended and Restated Certificate of Trust, filed as of October 15, 1998.

       (a)(2)       Amended and Restated Trust Instrument as of October 15, 1998.

          (b)       Amended and Restated Bylaws as of October 15, 1998.

          (c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust
                    Instrument referenced in Exhibit (a)(2) above and in Article
                    IV of the Bylaws referenced in Exhibit (b) above.

          (d)       Form of Investment Advisory Agreement between Registrant and Key Asset
                    Management Inc. ("KAM").

          (e)       Form of Distribution Agreement between Registrant and BISYS Fund Services
                    Limited Partnership (collectively with all affiliates, "BISYS").

          (f)       Not applicable.

          (g)       Form of Mutual Fund Custody Agreement between Registrant and Key Trust
                    Company of Ohio.

       (h)(1)       Form of Fund Accounting Agreement between Registrant and BISYS.

          (2)       Form of Administration Agreement between Registrant and BISYS.

          (3)       Form of Sub-Administration Agreement between BISYS and KAM.

          (4)       Form of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company.

          (5)       Form of Participation Agreement among Registrant, BISYS and Nationwide
                    Life Insurance Company.

          (i)       Consent of Kramer Levin Naftalis & Frankel LLP.

          (j)       Consent of PricewaterhouseCoopers LLP.

          (k)       Not Applicable.

          (l)       Form of Initial Investment and Redemption Agreement.

       (m)(1)       Class A Shares Form of Distribution and Service Plan.

          (2)       Form of Contract Owner Administrative Services Agreement.

          (o)       Not Applicable.

                    Powers of Attorney of Theodore H. Emmerich and Donald E. Weston.

                    Powers of Attorney of Leigh A. Wilson, Roger Noall, Dr. Harry Gazelle,
                    Eugene J. McDonald, Dr. Thomas F. Morissey, H. Patrick Swygert and Frank A. Weil
                    are incorporated by reference to Registrant's Registration Statement on Form N-1A
                    filed with the Securities and Exchange Commission on August 21, 1998.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

ITEM 25. INDEMNIFICATION

                  Article X, Section 10.02 of Registrant's Delaware Trust Instrument, attached hereto as Exhibit (a)(2), provides for the indemnification of Registrant's Trustees and officers, as follows:

         "SECTION 10.02  INDEMNIFICATION.

         (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

         (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

         (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b)      No indemnification shall be provided hereunder to a Covered
                  Person:

         (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

         (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,
                  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section

                  10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended (the "1940 Act"), and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                  KAM is the investment adviser to each series of Registrant. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $75 billion as of December 31, 1998. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $80 billion in assets under management, and provides a full range of investment management services to personal and corporate clients.

                  To the knowledge of Registrant, none of the directors or officers of KAM, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

The principal executive officers and directors of KAM are as follows:
---------------------------------------------------------------------

Directors:
----------
William G. Spears          -        Senior Managing Director, Chairman and Chief
                                    Executive Officer.

Richard J. Buoncore        -        Senior Managing Director, President and
                                    Chief Operating Officer.

Anthony Aveni              -        Senior Managing Director and Chief
                                    Investment Officer of Society Asset
                                    Management Division.

Vincent DeP. Farrell       -        Senior Managing Director and Chief
                                    Investment Officer, Spears, Benzak, Salomon
                                    & Farrell Division.

Richard E. Salomon         -        Senior Managing Director.

Gary R. Martzolf           -        Senior Managing Director.

Other Officers:

Charles G. Crane           -        Senior Managing Director and Chief Market
                                    Strategist.

James D. Kacic             -        Chief Financial Officer, Chief
                                    Administrative Officer, and Senior Managing
                                    Director.

William R. Allen           -        Managing Director.

Michael Foisel             -        Assistant Treasurer.

Michael Stearns            -        Chief Compliance Officer.

William J. Blake           -        Secretary.

Steven N. Bulloch          -        Assistant Secretary. Also, Senior Vice
                                    President and Senior Counsel of KeyCorp
                                    Management Company.

Kathleen A. Dennis         -        Senior Managing Director.

The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

ITEM 27. PRINCIPAL UNDERWRITER

(a) BISYS Fund Services, Registrant's administrator, also acts as the distributor for the following investment companies as of December 22, 1998.

Alpine Equity Trust                                The Kent Funds
American Performance Funds                         Magna Funds Meyers Investment Trust
AmSouth Mutual Funds                               MMA Praxis Mutual Funds
The ARCH Fund, Inc.                                M.S.D. & T. Funds
The BB&T Mutual Funds Group                        Pacific Capital Funds
The Coventry Group                                 The Parkstone Advantage Fund
ESC Strategic Funds, Inc.                          Pegasus Funds
The Eureka Funds                                   Puget Sound Alternative Investment Series Trust
Fifth Third Funds                                  Republic Advisor Funds Trust
Gradison Custodian Trust                           Republic Funds Trust
Gradison Growth Trust                              The Riverfront Funds, Inc.
Gradison-McDonald Cash Reserves Trust              Sefton Funds
Gradison-McDonald Municipal Custodian Trust        The Sessions Group
Hirtle Callaghan Trust                             SSgA Liquidity Fund
HSBC Funds Trust                                   Summit Investment Trust
HSBC Mutual Funds Trust                            Variable Insurance Funds
The Infinity Mutual Funds, Inc.                    The Victory Portfolios
INTRUST Funds Trust                                Vintage Mutual Funds, Inc.

(b) Directors, officers and partners of BISYS Fund Services, Inc., the General Partner of BISYS Fund Services, as of June 15, 1998 were as follows:

Lynn J. Mangum       -      Chairman and CEO.       William Tomko        Senior Vice President.

Dennis Sheehan       -      Director, Executive     Michael D. Burns     Vice President.
                            Vice President and
                            Treasurer.

J. David Huber*      -      President.              David Blackmore      Vice President.

Kevin J. Dell        -      Vice President and      Steve Ludwig         Compliance Officer.
                            Secretary.

Mark Rybarczyk      -       Senior Vice President.  Robert Tuch          Assistant Secretary.

The business address of each of the foregoing individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

(c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

(1) Key Asset Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser and sub-administrator).

(2) KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as shareholder servicing agent).

(3) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and fund accountant).

(4) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as distributor).

(5) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-3875 (records relating to its function as transfer agent).

(6) Boston Financial Data Services, Inc. Two Heritage Drive, Quincy, Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

(7) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

ITEM 29.   MANAGEMENT SERVICES

                  None.


--------
*        Mr. Huber is also the Vice President of the Trust.

ITEM 30.   UNDERTAKINGS

                  None

NOTICE

A copy of Registrant's Certificate of Trust is on file with the Secretary of State of Delaware and notice is hereby given that this Pre-Effective Amendment to Registrant's Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

                                   SIGNATURES

                  Pursuant to the requirements of the Investment Company Act, Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on this 10 day of May, 1999.

                                    THE VICTORY VARIABLE INSURANCE FUNDS

                                    By:  /s/ Leigh A. Wilson
                                         -------------------
                                         Leigh A. Wilson, President and Trustee

                  Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

                Signature                         Title                         Date
                ---------                         -----                         ----
/s/ Roger Noall                   Chairman of the Board and Trustee      May 10, 1999
---------------
     Roger Noall

/s/ Leigh A. Wilson               Trustee                                May 10, 1999
-------------------
     Leigh A. Wilson

/s/ Joel B. Engle                 Treasurer                              May 10, 1999
-----------------
     Joel B. Engle

/s/ Theodore H. Emmerich*         Trustee                                May 10, 1999
-------------------------
     Theodore H. Emmerich

/s/ Harry Gazelle*                Trustee                                May 10, 1999
------------------
     Harry Gazelle

/s/ Eugene J. McDonald*           Trustee                                May 10, 1999
-----------------------
     Eugene J. McDonald

/s/ Thomas F. Morrissey*          Trustee                                May 10, 1999
------------------------
     Thomas F. Morrissey

/s/ H. Patrick Swygert*           Trustee                                May 10, 1999
-----------------------
     H. Patrick Swygert

/s/ Frank A. Weil*                Trustee                                May 10, 1999
------------------
     Frank A. Weil

/s/ Donald E. Weston*             Trustee                                May 10, 1999
---------------------
     Donald E. Weston


--------------------------------
*
         By:      /s/ Carl Frischling
                  -------------------
                  Carl Frischling
                  Attorney-in-fact




                                  EXHIBIT INDEX
                                  -------------


N-1A Item 23
------------

          (a)(1)       Amended and Restated Certificate of Trust, filed as of October 15, 1998.

          (a)(2)       Amended and Restated Trust Instrument as of October 15, 1998.

             (b)       Amended and Restated Bylaws as of October 15, 1998.

             (d)       Form of Investment Advisory Agreement between Registrant and Key
                       Asset Management Inc. ("KAM").

             (e)       Form of Distribution Agreement between Registrant and
                       BISYS Fund Services Limited Partnership (collectively with all affiliates, "BISYS").

             (g)       Form of Mutual Fund Custody Agreement between Registrant and Key
                       Trust Company of Ohio.

          (h)(1)       Form of Fund Accounting Agreement between Registrant and BISYS.

             (2)       Form of Administration Agreement between Registrant and BISYS.

             (3)       Form of Sub-Administration Agreement between BISYS and KAM.

             (4)       Form of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company.

             (5)       Form of Participation Agreement among Registrant, BISYS and Nationwide
                       Life Insurance Company.

             (i)       Consent of Kramer Levin Naftalis & Frankel LLP.

             (j)       Consent of PricewaterhouseCoopers LLP.

             (l)       Form of Initial Investment and Redemption Agreement.

          (m)(1)       Class A Shares Form of Distribution and Service Plan.

             (2)       Form of Contract Owner Administrative Services Agreement.

                       Powers of Attorney of Theodore H. Emmerich and Donald E. Weston.
